UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05594

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

(Exact Name of Registrant as Specified in Charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of Principal Executive Offices)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

800-225-1852

(Registrant’s Telephone Number, including Area Code)

Date of fiscal year end: 12/31/2013

Date of reporting period: 9/30/2013

Item 1.	Schedule of Investments

Prudential Short-Term Corporate Bond Fund, Inc.

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.8%
BANK LOAN(a)
Chemicals
Eastman Chemical Co. (cost $1,956,522)	Baa2	1.688%	02/28/17	1,957	$ 1,945,653

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.6%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	A+(b)	5.742%(a)	04/10/49	20,775	22,767,773
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	AAA(b)	5.620%	02/10/51	8,370	8,479,019
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	Aa3	4.668%	07/10/43	18,528	19,520,841
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	AAA(b)	5.736%	06/11/50	9,603	9,899,328
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3	Aaa	5.885%(a)	12/10/49	6,303	6,432,502
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	Aaa	5.617%	10/15/48	10,000	10,967,510
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B	Aaa	5.205%	12/11/49	621	621,343
COBALT Commercial Mortgage Trust, Series 2006-C1, Class A1A	AA+(b)	5.199%	08/15/48	7,297	7,824,528
Commercial Mortgage Trust, Series 2012-CR4, Class A2	Aaa	1.801%	10/15/45	3,200	3,177,395
Commercial Mortgage Trust, Series 2013-CR6, Class A2	Aaa	2.122%	03/10/46	20,000	20,059,700
DBUBS Mortgage Trust, Series 2011-lC3A, Class A2	Aaa	3.642%	08/10/44	12,500	13,192,088
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4	AAA(b)	5.458%(a)	03/10/44	10,000	10,748,180
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%	11/10/39	29,715	32,750,328
GS Mortgage Securities Corp. II, Series 2013-GC12, Class A2	AAA(b)	2.011%	06/10/46	20,000	19,919,420
GS Mortgage Securities Corp. II, Series 2013-GC14, Class A3	Aaa	3.526%	08/10/46	25,000	25,498,250
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(b)	5.553%(a)	04/10/38	3,510	3,802,102
GS Mortgage Securities Trust, Series 2007-GG10, Class A2	Aaa	5.778%(a)	08/10/45	5,211	5,257,222
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.987%(a)	06/15/49	3,717	3,804,982
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A3	Aaa	6.124%(a)	02/15/51	3,324	3,393,664
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A2	AAA(b)	1.797%	10/15/45	20,000	19,952,140

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	Aaa	2.475%	12/15/47	7,000	6,822,074
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class A3	AAA(b)	2.682%	12/15/47	22,445	22,034,616
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C12, Class A3	Aaa	3.272%	07/15/45	10,000	10,101,550
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A3	Aaa	3.525%	01/15/46	10,000	10,228,530
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739%	07/15/30	15,000	15,638,865
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A2	Aaa	4.960%	07/12/38	406	408,347
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	Aaa	5.047%(a)	07/12/38	1,218	1,293,961
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(b)	5.872%(a)	05/12/39	15,000	16,378,020
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172%(a)	12/12/49	14,500	15,827,504

Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	Aaa	5.331%	03/12/51	6,774	6,783,597
Morgan Stanley Capital I Trust, Series 2006-HQ8, Class A4	Aaa	5.597%(a)	03/12/44	17,999	19,349,069
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	Aaa	2.533%	12/10/45	31,000	30,069,690
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	Aaa	5.915%(a)	05/15/43	10,000	10,886,760
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	Aaa	5.915%(a)	05/15/43	10,000	10,998,640
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011%(a)	06/15/45	10,500	11,580,587
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	Aaa	5.749%(a)	07/15/45	31,671	35,005,961
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	Aaa	5.559%	10/15/48	18,693	20,410,438
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2	Aaa	5.500%	10/15/48	2,085	2,099,871
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	Aaa	5.572%	10/15/48	15,000	16,468,020
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	Aaa	5.246%	12/15/43	1,939	1,945,614
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3	Aaa	6.123%(a)	02/15/51	8,845	9,010,346
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A2	Aaa	3.531%	07/15/46	10,000	10,020,130

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $542,937,317)					531,430,505

CORPORATE BONDS — 91.6%
Aerospace & Defense — 1.0%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	Baa2	4.950%	06/01/14	8,500	8,716,300
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	Baa2	5.200%	08/15/15	7,000	7,478,275
Exelis, Inc., Gtd. Notes	Baa3	4.250%	10/01/16	5,000	5,254,795
General Dynamics Corp., Gtd. Notes	A2	1.000%	11/15/17	34,600	33,654,832
Lockheed Martin Corp., Sr. Unsec’d. Notes	Baa1	2.125%	09/15/16	4,600	4,740,024
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	1.250%	01/15/18	11,640	11,349,070
Rockwell Collins, Inc., Sr. Unsec’d. Notes	A2	4.750%	12/01/13	2,000	2,012,588
Textron, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	09/21/16	14,650	15,807,702
Textron, Inc., Sr. Unsec’d. Notes	Baa3	6.200%	03/15/15	6,000	6,409,692

					95,423,278

Airlines — 0.7%
American Airlines 2013-1 Class A Pass-Through Trust, Equipment Trust, 144A	BBB-(b)	4.000%	07/15/25	2,750	2,578,125
American Airlines 2013-2 Class A Pass-Through Trust, Equipment Trust, 144A	BBB-(b)	4.950%	01/15/23	21,755	21,863,775
Continental Airlines 1998-1 Class A Pass-Through Trust, Pass-Through Certificates	Baa2	6.648%	09/15/17	2,860	3,009,818
Continental Airlines 1998-3 Class A-1 Pass-Through Trust, Pass-Through Certificates	Baa2	6.820%	05/01/18	6,794	7,146,686
Continental Airlines 1999-1 Class A Pass-Through Trust, Pass-Through Certificates	Baa2	6.545%	02/02/19	2,758	2,999,700
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	Baa2	6.703%	06/15/21	311	332,375
Continental Airlines 2001-1 Class B Pass-Through Trust, Pass-Through Certificates	Ba1	7.373%	12/15/15	80	84,763
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	Baa2	5.983%	04/19/22	2,562	2,740,868

Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	Baa2	4.750%	01/12/21	(c)	3,283	3,471,677
Delta Air Lines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	Baa1	6.200%	07/02/18	(c)	4,247	4,650,131
Delta Air Lines 2010-2 Pass-Through Trust, Pass-Through Certificates	Baa1	4.950%	05/23/19	(c)	8,057	8,600,965
Delta Air Lines 2011-1 Pass-Through Trust, Pass-Through Certificates	Baa1	5.300%	04/15/19	(c)	1,772	1,896,345
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	Baa1	4.750%	05/07/20	(c)	10,246	10,757,884

						70,133,112

Automotive — 4.3%
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	A1	1.500%	09/11/17		14,700	14,527,672
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	A1	1.600%	02/16/18	(c)	6,055	5,956,697
American Honda Finance Corp., Sr. Unsec’d. Notes, MTN, 144A	A1	6.700%	10/01/13		1,000	1,000,000
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.875%	09/15/14		20,550	20,769,577
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.950%	03/28/14		15,000	15,079,530
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	2.300%	01/09/15		15,375	15,617,126
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	2.375%	08/01/18	(c)	15,000	15,023,865
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	2.950%	01/11/17		8,270	8,565,528
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%	01/16/18	(c)	14,300	14,187,473
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.750%	05/15/15		33,145	33,903,291
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.984%	06/15/16	(c)	24,348	25,727,022
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16		10,930	11,583,111
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.250%	02/03/17	(c)	14,520	15,514,939
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	5.000%	05/15/18		45,956	50,347,142
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/15	(c)	12,980	14,022,125
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	6.625%	08/15/17		2,000	2,304,616
General Motors Financial Co., Inc., Gtd. Notes, 144A	Ba3	3.250%	05/15/18	(c)	6,975	6,783,188
General Motors Financial Co., Inc., Gtd. Notes, 144A	Ba3	4.750%	08/15/17	(c)	16,500	17,077,500
General Motors Financial Co., Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.500%	10/02/18		39,500	39,401,250
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	Baa1	2.700%	03/15/17		12,210	12,399,866
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	Baa1	3.875%	03/15/16		9,100	9,680,507
Harley-Davidson Funding Corp., Gtd. Notes, 144A	Baa1	5.750%	12/15/14		1,175	1,238,851
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	1.750%	03/01/14		4,165	4,185,063

RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	Baa3	3.400%	04/11/14		3,625	3,662,229
Toyota Motor Credit Corp. (Japan), Sr. Unsec’d. Notes, MTN	Aa3	1.250%	10/05/17		23,750	23,409,758
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.150%	11/20/15		10,000	10,050,200
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	2.375%	03/22/17		10,050	10,301,190

						402,319,316

Banking — 24.6%
Abbey National Treasury Services PLC (United Kingdom), Bank Gtd. Notes	A2	2.875%	04/25/14	(c)	2,425	2,453,753
Abbey National Treasury Services PLC (United Kingdom), Bank Gtd. Notes, 144A	A2	3.875%	11/10/14		7,250	7,480,847

ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	A2	3.000%	01/31/14		11,150	11,232,711
American Express Co., Sr. Unsec’d. Notes	A3	1.550%	05/22/18	(c)	18,875	18,451,615
American Express Co., Sr. Unsec’d. Notes	A3	7.000%	03/19/18		19,920	23,999,516
American Express Credit Corp., Sr. Unsec’d. Notes	A2	2.125%	07/27/18	(c)	19,190	19,264,592
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.375%	03/24/17	(c)	10,000	10,319,360
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.750%	09/15/15		25,871	26,847,863
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.800%	09/19/16		25,650	26,837,390
Bank of America Corp., Jr. Sub. Notes	B1	8.000%(a)	12/29/49	(c)	5,001	5,438,588
Bank of America Corp., Jr. Sub. Notes	B1	8.125%(a)	12/29/49	(c)	10,000	10,975,000
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	2.000%	01/11/18	(c)	35,235	34,651,896
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.625%	03/17/16	(c)	20,000	21,033,720
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	(c)	18,165	19,076,665
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.750%	08/01/15		7,925	8,426,843
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.625%	10/14/16		7,144	7,965,689
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.650%	05/01/18	(c)	5,000	5,642,620
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.750%	12/01/17		30,860	34,812,641
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17		47,395	53,671,093
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.500%	08/01/16		5,000	5,666,580
Bank of America Corp., Sub. Notes	Baa3	5.750%	08/15/16		10,000	11,041,260
Bank of America Corp., Series 1, Sr. Unsec’d. Notes	Baa2	3.750%	07/12/16	(c)	10,000	10,596,850
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17		10,500	11,572,061
Bank of America NA, Sub. Notes	Baa1	6.000%	06/15/16		10,000	10,953,520
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	Aa3	1.400%	09/11/17		9,995	9,847,494
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	Aa2	2.550%	01/12/17	(c)	17,100	17,716,233
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	Aa3	2.450%	09/11/15		8,500	8,738,935
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	5.200%	07/10/14	(c)	7,050	7,296,778
BB&T Corp., Sr. Unsec’d. Notes, MTN	A2	1.450%	01/12/18	(c)	16,300	15,914,864
BB&T Corp., Sr. Unsec’d. Notes, MTN	A2	1.600%	08/15/17		13,300	13,206,102
BB&T Corp., Sr. Unsec’d. Notes, MTN	A2	2.050%	06/19/18		4,875	4,855,456
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	3.150%	07/15/16	(c)	20,250	21,155,054
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	5.250%	02/21/17		11,913	13,095,401
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	6.750%	09/15/17		32,225	37,876,685
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	7.375%	05/23/14		10,409	10,852,059
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	2.500%	09/26/18	(c)	10,245	10,188,099
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	3.953%	06/15/16	(c)	98,800	105,177,244
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.450%	01/10/17	(c)	29,000	31,400,272
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.587%	12/15/15		16,190	17,316,597
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.750%	05/19/15		29,925	31,669,657
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	12/13/13		140	141,518
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	(c)	7,780	8,998,698
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19		15,000	19,158,630
Citigroup, Inc., Sub. Notes	Baa3	4.875%	05/07/15		9,750	10,237,841
Citigroup, Inc., Sub. Notes	Baa3	5.000%	09/15/14		35,280	36,609,809
Citigroup, Inc., Sub. Notes	Baa3	5.500%	02/15/17	(c)	6,000	6,569,484
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	A1	5.500%	05/01/14	(c)	2,250	2,316,454
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%	02/21/18	(c)	28,905	28,261,517
Discover Financial Services, Sr. Unsec’d. Notes	Ba1	6.450%	06/12/17		4,112	4,671,915
Fifth Third Bancorp, Sr. Unsec’d. Notes	Baa1	3.625%	01/25/16		7,565	7,981,143
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	2.375%	01/22/18		45,125	44,805,019
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	2.900%	07/19/18		16,050	16,178,946
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.300%	05/03/15		20,000	20,680,740
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625%	02/07/16	(c)	31,759	33,425,109
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	3.700%	08/01/15	(c)	21,620	22,556,081
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	10/15/13	(c)	5,830	5,838,617
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.350%	01/15/16	(c)	5,000	5,451,200

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.950%	01/18/18	(c)	36,835	41,638,468
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	6.000%	05/01/14		7,500	7,732,988
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.150%	04/01/18	(c)	24,250	27,735,938
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	7.500%	02/15/19		25,727	31,085,137
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa3	3.500%	06/28/15		11,893	12,442,350
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa3	1.500%	05/15/18	(c)	35,000	34,020,630
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa3	3.100%	05/24/16		13,200	13,881,199
HSBC USA, Inc., Sr. Unsec’d. Notes	A2	2.375%	02/13/15		30	30,673
HSBC USA, Inc., Sr. Unsec’d. Notes	A2	2.625%	09/24/18	(c)	22,105	22,399,571
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	Baa1	2.600%	08/02/18		13,660	13,666,147
JPMorgan Chase & Co., Jr. Sub. Notes	Ba1	7.900%(a)	04/29/49	(c)	14,000	15,190,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	1.800%	01/25/18	(c)	20,500	20,214,517
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	2.000%	08/15/17	(c)	18,875	18,945,140
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	2.600%	01/15/16	(c)	10,000	10,329,470
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16		48,725	51,124,268
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.450%	03/01/16		30,000	31,589,070
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.000%	01/15/18	(c)	40,000	45,932,800
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%	04/23/19	(c)	51,565	60,414,740
JPMorgan Chase & Co., Sub. Notes	A3	5.125%	09/15/14		27,633	28,768,523
JPMorgan Chase & Co., Sub. Notes	A3	5.150%	10/01/15		14,600	15,710,739
JPMorgan Chase & Co., Sub. Notes	A3	5.250%	05/01/15	(c)	11,000	11,705,804
KeyBank NA, Sr. Unsec’d. Notes	A3	1.650%	02/01/18	(c)	10,425	10,236,203
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	A2	4.200%	03/28/107	(c)	9,975	10,676,442
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	A2	4.375%	01/12/15	(c)	23,900	24,880,306
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	A2	5.800%	01/13/20	(c)	16,200	18,471,467
Merrill Lynch & Co, Inc., Sr. Unsec’d. Notes, MTN	Baa2	6.875%	04/25/18	(c)	30,840	36,345,094
Merrill Lynch & Co, Inc., Sub. Notes	Baa3	6.050%	05/16/16	(c)	12,000	13,216,524
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	A1	1.850%	03/21/18		5,750	5,616,876
Morgan Stanley, Notes, MTN	Baa1	4.000%	07/24/15		17,000	17,731,935
Morgan Stanley, Notes, MTN	Baa1	6.625%	04/01/18	(c)	25,000	29,023,925
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	2.125%	04/25/18	(c)	26,790	26,110,820
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	3.450%	11/02/15	(c)	22,000	22,804,320
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	3.800%	04/29/16	(c)	14,000	14,735,350
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	4.100%	01/26/15		18,345	19,005,714
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	4.200%	11/20/14		5,000	5,172,780
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	4.750%	03/22/17	(c)	40,000	43,188,840
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.375%	10/15/15		475	510,783
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.550%	04/27/17	(c)	14,875	16,483,597
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19		5,498	6,135,350
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.750%	10/18/16	(c)	20,272	22,520,915
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%	05/13/14		5,614	5,784,789
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%	04/28/15		9,590	10,288,708
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.250%	08/28/17	(c)	11,493	13,078,551
Morgan Stanley, Sub. Notes	Baa2	4.750%	04/01/14	(c)	10,000	10,172,040
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa3	3.125%	03/20/17	(c)	15,400	16,089,920
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa3	3.700%	11/13/14		7,900	8,164,887
PNC Funding Corp., Bank Gtd. Notes	A3	2.700%	09/19/16	(c)	21,950	22,812,876
PNC Funding Corp., Bank Gtd. Notes	A3	3.625%	02/08/15		4,575	4,749,399
PNC Funding Corp., Bank Gtd. Notes	Baa1	5.250%	11/15/15		17,056	18,493,480
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	A3	4.375%	03/16/16	(c)	25,847	27,595,033

Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes, 144A	A3	4.875%	08/25/14		5,250	5,434,868
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	A3	4.875%	03/16/15		10,000	10,523,980
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%	09/18/15		4,135	4,223,737
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15		5,580	5,741,759
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	04/19/16		3,055	3,237,020
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	Aa3	1.500%	01/18/18	(c)	20,270	19,765,338
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	Aa3	1.800%	07/18/17	(c)	19,221	19,193,053
Svenska Handelsbanken AB (Sweden), Bank Gtd. Notes	Aa3	2.875%	04/04/17		5,000	5,204,230
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes	Aa3	2.500%	01/25/19		15,325	15,386,269
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	3.875%	01/15/15		1,453	1,511,926
Union Bank NA, Sr. Unsec’d. Notes	A2	2.625%	09/26/18	(c)	17,785	17,952,873
US Bancorp, Jr. Sub. Notes	A3	3.442%	02/01/16		10,000	10,450,950
Wachovia Bank NA, Sub. Notes	A1	4.875%	02/01/15		47,675	50,199,677
Wachovia Bank NA, Sub. Notes	A1	6.000%	11/15/17		12,525	14,436,315
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	1.500%	01/16/18	(c)	39,250	38,622,903
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	2.625%	12/15/16	(c)	12,325	12,829,647
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	3.676%	06/15/16		26,650	28,402,637
Wells Fargo & Co., Sub. Notes	A3	5.000%	11/15/14	(c)	29,200	30,605,834

						2,316,980,436

Brokerage — 0.1%
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	A2	2.200%	07/25/18		3,950	3,983,733
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)(g)	NR	5.625%	01/24/13		1,000	260,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)(g)	NR	6.000%	07/19/12		900	234,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)(g)	NR	6.875%	02/06/12		1,520	395,200
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%	09/13/16		6,900	6,920,852

						11,793,785

Building Materials & Construction — 0.2%
CRH America, Inc., Gtd. Notes	Baa2	5.300%	10/15/13		2,000	2,003,024
DR Horton, Inc., Gtd. Notes	Ba2	3.625%	02/15/18	(c)	11,000	10,835,000
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba1	6.375%	01/15/16		5,239	5,762,900

						18,600,924

Cable — 3.1%
Comcast Corp., Gtd. Notes	A3	4.950%	06/15/16	(c)	11,860	13,096,713
Comcast Corp., Gtd. Notes	A3	5.150%	03/01/20	(c)	11,603	13,136,569
Comcast Corp., Gtd. Notes	A3	5.700%	07/01/19		9,000	10,453,581
Comcast Corp., Gtd. Notes	A3	5.900%	03/15/16		10,617	11,866,366
Comcast Corp., Gtd. Notes	A3	6.500%	01/15/17		8,673	10,069,249
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	5.450%	12/15/14	(d)	1,132	1,195,783
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	5.500%	10/01/15	(d)	4,000	4,310,380
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	7.625%	07/15/18	(c)	5,000	5,725,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	1.750%	01/15/18	(c)	14,900	14,366,267
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	2.400%	03/15/17	(c)	14,850	14,918,726
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16		23,450	24,446,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15		1,560	1,615,405
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14		15,685	16,301,499
DISH DBS Corp., Gtd. Notes	Ba3	4.250%	04/01/18	(c)	10,000	10,012,500
DISH DBS Corp., Gtd. Notes	Ba3	6.625%	10/01/14	(c)	10,400	10,920,000
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%	04/15/19		13,525	13,132,356

NBCUniversal Media LLC, Gtd. Notes	A3	2.875%	04/01/16		15,637	16,375,770
NBCUniversal Media LLC, Gtd. Notes	A3	3.650%	04/30/15		22,785	23,878,338
Time Warner Cable, Inc., Gtd. Notes	Baa2	3.500%	02/01/15		6,600	6,772,458
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.850%	05/01/17		8,978	9,763,458
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18	(c)	6,442	7,194,374
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14		3,870	3,995,829
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	02/14/14		17,095	17,547,881
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	04/01/19		9,759	11,297,038
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.750%	02/14/19		10,135	11,923,888
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18	(c)	4,000	4,340,000
Videotron Ltd (Canada), Gtd. Notes	Ba2	9.125%	04/15/18		4,046	4,253,358

						292,909,036

Capital Goods — 2.8%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	A2	1.625%	05/08/17		8,490	8,500,426
Caterpillar Financial Services Corp., MTN, Sr. Unsec’d. Notes	A2	1.250%	11/06/17	(c)	14,485	14,217,288
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	1.500%	06/26/17		16,225	16,137,401
Eaton Corp., Gtd. Notes, 144A	Baa1	1.500%	11/02/17		12,250	12,077,606
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.125%	04/15/15		3,000	3,152,904
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,970,240; purchased 10/10/12)	Baa1	1.400%	04/15/16	(d)(e)	2,975	2,961,467
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,439,482; purchased 01/04/11)	Baa1	2.250%	01/10/14	(d)(e)	5,450	5,473,043
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $3,519,014; purchased 03/12/12)	Baa1	2.750%	03/15/17	(d)(e)	3,520	3,599,327
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,046,966; purchased 07/18/13)	Baa1	2.800%	11/01/18	(d)(e)	2,050	2,064,559
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $11,062,000; purchased 07/17/12)	Baa1	5.600%	05/01/15	(d)(e)	10,000	10,694,580
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)	Baa1	5.900%	11/15/15	(d)(e)	1,000	1,095,834
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,132,613; purchased 12/17/10)	Baa1	6.375%	10/15/17	(d)(e)	1,011	1,173,488
Federal Express Corp. 2012 Pass-Through Trust, Pass-Through Certificates, 144A	A3	2.625%	01/15/18		10,221	10,430,121
Heathrow Funding Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	A-(b)	2.500%	06/25/15		10,000	10,154,210
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A2	5.150%	04/01/14		2,000	2,045,116
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes, 144A	Baa2	2.875%	01/15/19		3,715	3,703,175
John Deere Capital Corp., Sr. Unsec’d. Notes	A2	1.200%	10/10/17	(c)	10,545	10,381,574
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	2.000%	01/13/17		11,475	11,743,159
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $1,924,249; purchased 07/10/12)	Baa3	2.500%	07/11/14	(d)(e)	1,925	1,946,500
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $10,035,126; purchased 09/24/12)	Baa3	2.500%	03/15/16	(c)(d)(e)	10,050	10,236,297

Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $8,505,755; purchased 05/08/12)	Baa3	3.125%	05/11/15	(d)(e)	8,500	8,749,101
Pentair Finance SA, Gtd. Notes	Baa2	1.350%	12/01/15		7,750	7,778,884
Pentair Finance SA, Gtd. Notes	Baa2	1.875%	09/15/17		4,100	4,030,029
Roper Industries, Inc., Sr. Unsec’d. Notes	Baa2	1.850%	11/15/17		6,770	6,740,733
SPX Corp., Gtd. Notes	Ba3	7.625%	12/15/14	(c)	14,250	15,211,875
Timken Co., Sr. Unsec’d. Notes	Baa2	6.000%	09/15/14		2,665	2,791,318
Tyco International Finance SA, Gtd. Notes	A3	3.375%	10/15/15		358	373,412
United Parcel Service, Inc., Sr. Unsec’d. Notes	Aa3	5.125%	04/01/19		25,400	29,169,081

United Technologies Corp., Sr. Unsec’d. Notes	A2	1.800%	06/01/17	(c)	13,490	13,725,643
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16		11,133	11,505,020
Waste Management, Inc., Gtd. Notes	Baa3	6.375%	03/11/15		1,000	1,075,470
Xylem, Inc., Gtd. Notes	Baa2	3.550%	09/20/16		20,030	20,993,463

						263,932,104

Chemicals — 1.9%
Ashland, Inc., Sr. Unsec’d. Notes	Ba1	3.875%	04/15/18		15,000	14,812,500
Cabot Corp., Sr. Unsec’d. Notes	Baa2	2.550%	01/15/18		19,425	19,472,009
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	8.550%	05/15/19		15,000	19,130,610
Eastman Chemical Co., Sr. Unsec’d. Notes	Baa2	2.400%	06/01/17		8,770	8,896,367
Eastman Chemical Co., Sr. Unsec’d. Notes	Baa2	3.000%	12/15/15		3,950	4,111,365
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	1.450%	12/08/17	(c)	15,600	15,294,583
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	3.000%	12/08/16	(c)	21,965	23,037,551
ICI Wilmington, Inc. (Netherlands), Gtd. Notes	Baa1	5.625%	12/01/13		6,745	6,800,269
LyondellBasell Industries NV, Sr. Unsec’d. Notes	Baa1	5.000%	04/15/19		23,574	25,948,986
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	A3	5.250%	05/15/14		3,800	3,903,945
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	1.900%	01/15/16	(c)	4,665	4,730,497
Rohm & Haas Co., Sr. Unsec’d. Notes	Baa2	6.000%	09/15/17		16,523	18,960,242
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	A3	1.350%	12/15/17		13,325	13,009,464

						178,108,388

Consumer — 1.5%
ADT Corp. (The), Sr. Unsec’d. Notes	Ba2	2.250%	07/15/17		28,876	27,577,360
Amazon.com, Inc., Sr. Unsec’d. Notes	Baa1	1.200%	11/29/17		21,545	21,046,793
Mattel, Inc., Sr. Unsec’d. Notes	Baa1	2.500%	11/01/16		4,000	4,129,152
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	2.000%	06/15/15		3,425	3,472,419
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	2.050%	12/01/17		7,090	7,011,719
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500%	10/01/19		10,475	11,272,430
Service Corp. International, Sr. Unsec’d. Notes	B1	7.000%	05/15/19		5,040	5,367,600
Unilever Capital Corp. (Netherlands), Gtd. Notes	A1	0.850%	08/02/17		34,600	33,778,873
VF Corp., Sr. Unsec’d. Notes	A3	5.950%	11/01/17		15,915	18,270,691
Western Union Co. (The), Sr. Unsec’d. Notes	Baa1	2.375%	12/10/15		7,750	7,921,391
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	Baa3	8.600%	05/01/14		3,000	3,134,142

						142,982,570

Electric — 4.5%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	10/15/17		5,000	5,750,000
Alliant Energy Corp., Sr. Unsec’d. Notes	Baa1	4.000%	10/15/14		2,000	2,066,482
Ameren Corp., Sr. Unsec’d. Notes	Baa3	8.875%	05/15/14		8,692	9,109,190
American Electric Power Co, Inc., Sr. Unsec’d. Notes	Baa2	1.650%	12/15/17	(c)	19,295	18,955,427
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.950%	02/01/17	(c)	12,400	14,063,386
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.850%	06/01/15		5,157	5,641,449
CMS Energy Corp., Sr. Unsec’d. Notes	Baa3	4.250%	09/30/15		25,144	26,508,665
CMS Energy Corp., Sr. Unsec’d. Notes	Baa3	6.550%	07/17/17		5,000	5,770,625
Commonwealth Edison Co., First Mortgage	A3	4.700%	04/15/15		10,000	10,589,250

Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	A3	5.550%	04/01/14		2,500	2,560,715
Dayton Power & Light Co. (The), First Mortgage, 144A	Baa1	1.875%	09/15/16		3,450	3,476,844
Delmarva Power & Light Co., First Mortgage	A3	6.400%	12/01/13		2,000	2,018,572
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	1.950%	08/15/16		10,100	10,305,929
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	2.250%	09/01/15		5,000	5,134,845
DTE Energy Co., Sr. Unsec’d. Notes	Baa1	7.625%	05/15/14		1,550	1,615,985
Duke Energy Corp., Sr. Unsec’d. Notes	Baa1	1.625%	08/15/17	(c)	17,455	17,386,873
Duke Energy Corp., Sr. Unsec’d. Notes	Baa1	2.100%	06/15/18	(c)	4,350	4,338,407
Duke Energy Corp., Sr. Unsec’d. Notes	Baa1	2.150%	11/15/16		10,080	10,367,693
Duke Energy Corp., Sr. Unsec’d. Notes	Baa1	6.300%	02/01/14		17,850	18,180,600
Enel Finance International NV (Italy), Gtd. Notes, 144A	Baa2	3.875%	10/07/14		15,080	15,443,473

Entergy Corp., Sr. Unsec’d. Notes	Baa3	3.625%	09/15/15		2,500	2,590,703
Entergy Corp., Sr. Unsec’d. Notes	Baa3	4.700%	01/15/17	(c)	7,460	7,988,705
Entergy Louisiana LLC, First Mortgage	A3	1.875%	12/15/14		3,545	3,594,049
Entergy Texas, Inc., First Mortgage	Baa2	3.600%	06/01/15		2,475	2,573,433
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	(c)	11,718	12,450,434
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	2.750%	03/15/18	(c)	10,850	10,552,330
Iberdrola Finance Ireland Ltd. (Ireland), Gtd. Notes, 144A	Baa1	3.800%	09/11/14		11,025	11,287,814
Interstate Power & Light Co., Sr. Unsec’d. Notes	A3	3.300%	06/15/15		3,200	3,322,365
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.250%	04/01/16		7,745	8,519,500
LG&E and KU Energy LLC, Sr. Unsec’d. Notes	Baa2	2.125%	11/15/15		17,800	18,175,099
Nevada Power Co., General Ref. Mortgage	A3	5.875%	01/15/15		23,350	24,867,540
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	1.200%	06/01/15		5,480	5,509,323
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	2.600%	09/01/15		8,300	8,546,792
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	A3	3.553%	10/01/14		4,750	4,877,504
Ohio Power Co., Sr. Unsec’d. Notes	Baa1	6.000%	06/01/16		10,366	11,608,852
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa3	6.375%	01/15/15		3,000	3,204,063
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.250%	12/01/13		13,500	13,620,029
Peco Energy Co., First Mortgage	A1	5.000%	10/01/14		2,685	2,800,203
Pepco Holdings, Inc., Sr. Unsec’d. Notes	Baa3	2.700%	10/01/15		5,100	5,242,708
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14		3,400	3,482,474
PSEG Power LLC, Gtd. Notes	Baa1	2.750%	09/15/16		16,085	16,722,738
Southern California Edison Co., First Ref. Mortgage	A1	5.750%	03/15/14		2,425	2,480,751
Southern Co. (The), Sr. Unsec’d. Notes	Baa1	1.950%	09/01/16		20,455	20,848,943
Southern Co. (The), Sr. Unsec’d. Notes	Baa1	2.450%	09/01/18		7,050	7,118,533
Southern Co. (The), Sr. Unsec’d. Notes	Baa1	4.150%	05/15/14		1,500	1,533,474
Southwestern Electric Power Co., Sr. Unsec’d. Notes	Baa3	4.900%	07/01/15		6,811	7,138,813
TECO Finance, Inc., Gtd. Notes	Baa2	4.000%	03/15/16		4,000	4,244,236
TECO Finance, Inc., Gtd. Notes	Baa2	6.572%	11/01/17		2,000	2,310,486
TransAlta Corp (Canada), Sr. Unsec’d. Notes	Baa3	4.750%	01/15/15	(c)	3,860	4,031,666
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A2	6.000%	04/01/14		435	446,705

						420,974,675

Energy — Integrated — 1.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.375%	11/06/17	(c)	12,850	12,655,657
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.375%	05/10/18	(c)	25,300	24,542,948
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.846%	05/05/17	(c)	10,050	10,135,978
BP Capital Markets PLC (United Kingdom), Gtd. Notes, MTN	A2	2.241%	09/26/18	(c)	9,950	9,959,960
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	2.248%	11/01/16		16,600	17,086,480
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15		3,125	3,268,181
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	(c)	8,375	8,792,117
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.875%	03/10/15	(c)	5,983	6,263,106
Chevron Corp., Sr. Unsec’d. Notes	Aa1	1.718%	06/24/18	(c)	23,445	23,369,038
PC Financial Partnership (Canada), Gtd. Notes	Baa1	5.000%	11/15/14		1,598	1,673,283
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	1.125%	08/21/17	(c)	2,490	2,471,706
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	1.900%	08/10/18	(c)	3,350	3,360,874
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18		10,718	12,554,808
Total Capital International SA (France), Gtd. Notes	Aa1	1.500%	02/17/17	(c)	25,245	25,436,281

						161,570,417

Energy — Other — 2.9%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.950%	09/15/16		41,620	46,734,266
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17		8,445	9,817,118
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	7.625%	03/15/14	(c)	9,500	9,786,862
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	1.191%(a)	06/02/14		15,425	15,490,525
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	1.600%	04/30/15		3,615	3,641,744
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	6.375%	07/15/18	(c)	4,309	5,070,025

ConocoPhillips, Gtd. Notes	A1	4.600%	01/15/15		2,300	2,416,670
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	1.875%	05/15/17	(c)	10,105	10,127,494
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	2.400%	07/15/16		2,000	2,059,584
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	5.625%	01/15/14		9,843	9,989,424
EnCana Holdings Finance Corp. (Canada), Gtd. Notes	Baa2	5.800%	05/01/14		5,495	5,654,421
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.000%	02/15/14		9,680	9,894,693
Marathon Petroleum Corp., Sr. Unsec’d. Notes	Baa2	3.500%	03/01/16		4,300	4,516,058
Nabors Industries, Inc., Gtd. Notes	Baa2	6.150%	02/15/18		15,755	17,716,655
Nabors Industries, Inc., Gtd. Notes, 144A	Baa2	2.350%	09/15/16		2,485	2,511,644
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	A2	1.350%	12/01/17	(c)	5,360	5,274,363
Noble Holding International Ltd., Gtd. Notes	Baa2	2.500%	03/15/17		3,095	3,111,342
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	1.750%	02/15/17		17,285	17,443,521
Phillips 66, Gtd. Notes	Baa1	2.950%	05/01/17		6,430	6,655,712
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.650%	03/15/17		5,250	6,052,331
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18		19,140	22,577,257
Schlumberger Norge AS, Gtd. Notes, 144A	A1	1.250%	08/01/17		7,430	7,270,998
Schlumberger Norge AS, Gtd. Notes, 144A	A1	1.950%	09/14/16		9,210	9,408,374
Transocean, Inc., Gtd. Notes	Baa3	2.500%	10/15/17		3,445	3,454,246
Transocean, Inc., Gtd. Notes	Baa3	5.050%	12/15/16	(c)	14,050	15,397,226
Weatherford International Ltd., Gtd. Notes	Baa2	6.350%	06/15/17		10,350	11,613,155
Weatherford International Ltd., Gtd. Notes	Baa2	5.500%	02/15/16		4,850	5,253,976
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	4.500%	11/10/14	(c)	4,800	4,967,539

						273,907,223

Foods — 4.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	A3	1.375%	07/15/17	(c)	31,050	30,919,373
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	A3	5.375%	11/15/14		33,000	34,783,419
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	A3	5.375%	01/15/20		10,000	11,494,110
Beam, Inc., Sr. Unsec’d. Notes	Baa2	1.875%	05/15/17		8,465	8,504,946
Bottling Group LLC, Gtd. Notes	A1	6.950%	03/15/14		3,300	3,396,697
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14		4,400	4,503,818
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $8,084,286; purchased 02/21/2012)	A2	1.900%	03/01/17	(d)(e)	8,100	8,150,844
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	2.125%	09/15/15		10,000	10,221,650
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	1.900%	01/25/18		13,195	13,022,370
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	2.100%	03/15/18		12,275	12,176,996
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.875%	04/15/14		6,000	6,165,816
Cott Beverages, Inc., Gtd. Notes	B3	8.375%	11/15/17		2,000	2,087,500
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	(c)	11,745	13,310,526
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	1.500%	05/11/17	(c)	9,235	9,238,315
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	7.375%	01/15/14		8,500	8,665,988
Dr. Pepper Snapple Group, Inc., Gtd. Notes	Baa1	2.900%	01/15/16		14,744	15,298,640
General Mills, Inc., Sr. Unsec’d. Notes	A3	5.200%	03/17/15		1,000	1,065,434
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	Baa1	1.400%	10/01/17		16,325	16,049,826
Kellogg Co., Sr. Unsec’d. Notes	Baa1	1.125%	05/15/15		11,250	11,340,394
Kellogg Co., Sr. Unsec’d. Notes	Baa1	1.750%	05/17/17		4,925	4,944,011
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	2.250%	06/05/17		10,720	10,932,910
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	08/23/18		11,431	13,441,770
Kroger Co. (The), Gtd. Notes	Baa2	6.400%	08/15/17	(c)	9,800	11,293,941
Kroger Co. (The), Gtd. Notes	Baa2	7.500%	01/15/14		9,385	9,568,880
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	Baa1	3.500%	11/01/14		13,335	13,698,019
Molson Coors Brewing Co., Gtd. Notes	Baa2	2.000%	05/01/17	(c)	10,975	11,092,729
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa1	4.125%	02/09/16		10,250	10,944,058
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	10/01/13		15,750	15,750,000
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	08/11/17	(c)	14,463	16,819,457

Mondelez International, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	02/19/14		1,000	1,023,066
Nabisco, Inc., Sr. Unsec’d. Notes	Baa2	7.550%	06/15/15	(c)	4,393	4,878,738
PepsiAmericas, Inc., Gtd. Notes	A1	4.375%	02/15/14		1,000	1,014,453
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	Baa1	2.450%	01/15/17		30,990	31,839,343
Safeway, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	03/15/14		4,020	4,114,036
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	2.000%	12/05/14		11,350	11,498,583
Tyson Foods, Inc., Gtd. Notes	Baa3	6.600%	04/01/16		11,050	12,388,862
Woolworths Ltd. (Australia), Gtd. Notes, 144A	A3	2.550%	09/22/15		1,766	1,818,385
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250%	09/15/15		10,345	10,997,873
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/16		5,300	5,937,012

						424,392,788

Healthcare & Pharmaceutical — 5.9%
AbbVie, Inc., Sr. Unsec’d. Notes	Baa1	1.750%	11/06/17		39,375	39,051,731
AbbVie, Inc., Sr. Unsec’d. Notes	Baa1	2.000%	11/06/18		15,000	14,728,335
Actavis Inc., Sr. Unsec’d. Notes	Baa3	1.875%	10/01/17		14,010	13,921,961
Actavis Inc., Sr. Unsec’d. Notes	Baa3	5.000%	08/15/14		4,000	4,137,180
Allergan, Inc., Sr. Unsec’d. Notes	A3	5.750%	04/01/16	(c)	15,900	17,737,706
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	2.125%	05/15/17	(c)	26,975	27,375,633
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	2.300%	06/15/16	(c)	23,775	24,497,166
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	6.150%	06/01/18		6,000	7,015,374
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A2	5.900%	09/15/17		10,000	11,635,480
Baxter International, Inc., Sr. Unsec’d. Notes	A3	1.850%	01/15/17	(c)	6,765	6,886,439
Baxter International, Inc., Sr. Unsec’d. Notes	A3	1.850%	06/15/18	(c)	6,190	6,184,491
Baxter International, Inc., Sr. Unsec’d. Notes	A3	4.000%	03/01/14		1,990	2,017,942
Becton Dickinson and Co., Sr. Unsec’d. Notes	A3	1.750%	11/08/16		3,915	3,995,414
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	1.700%	03/15/18		9,455	9,240,012
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	1.900%	06/15/17		8,050	8,070,101
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	5.125%	08/01/14		16,475	17,063,668
Celgene Corp., Sr. Unsec’d. Notes	Baa2	1.900%	08/15/17		5,555	5,573,626
Celgene Corp., Sr. Unsec’d. Notes	Baa2	2.300%	08/15/18		17,100	17,092,168
Celgene Corp., Sr. Unsec’d. Notes	Baa2	2.450%	10/15/15	(c)	6,840	7,042,676
Covidien International Finance SA, Gtd. Notes	Baa1	1.350%	05/29/15		11,020	11,127,709
CR Bard, Inc., Sr. Unsec’d. Notes	A3	1.375%	01/15/18		11,225	10,875,397
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	Baa3	2.875%	10/15/18		10,525	10,483,563
Express Scripts Holding Co., Gtd. Notes	Baa3	2.100%	02/12/15	(c)	6,675	6,781,540
Express Scripts Holding Co., Gtd. Notes	Baa3	2.650%	02/15/17		14,467	14,914,898
Express Scripts Holding Co., Gtd. Notes	Baa3	3.125%	05/15/16	(c)	7,300	7,640,844
Express Scripts Holding Co., Gtd. Notes	Baa3	3.500%	11/15/16		18,110	19,166,664
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	2.400%	12/01/14		5,840	5,961,110
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	3.050%	12/01/16	(c)	9,700	10,241,328
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	1.500%	05/08/17		24,125	24,260,365
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	2.200%	08/23/17		14,785	14,790,544
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15		4,372	4,758,292
Life Technologies Corp., Sr. Unsec’d. Notes	Baa3	3.500%	01/15/16		14,150	14,706,859

Life Technologies Corp., Sr. Unsec’d. Notes	Baa3	4.400%	03/01/15		4,500	4,696,025
Mckesson Corp., Sr. Unsec’d. Notes	Baa2	3.250%	03/01/16	(c)	2,310	2,434,417
McKesson Corp., Sr. Unsec’d. Notes	Baa2	6.500%	02/15/14		5,910	6,038,022
Medco Health Solutions, Inc., Gtd. Notes	Baa3	2.750%	09/15/15		3,355	3,466,467
Medco Health Solutions, Inc., Gtd. Notes	Baa3	7.125%	03/15/18		2,810	3,388,315
Medtronic, Inc., Sr. Unsec’d. Notes	A2	4.500%	03/15/14		1,000	1,017,613
Merck & Co., Inc., Sr. Unsec’d. Notes	A2	1.300%	05/18/18		14,340	13,998,350
Mylan, Inc., Gtd. Notes, 144A	Baa3	2.600%	06/24/18		7,855	7,841,105
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	A1	6.000%	03/01/19		16,982	20,180,763
Sanofi (France), Sr. Unsec’d. Notes	A1	1.250%	04/10/18	(c)	18,225	17,792,065
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	A3	2.400%	11/10/16		18,420	18,992,107

Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	2.250%	08/15/16		33,005	33,609,223
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	3.200%	03/01/16		6,385	6,651,261
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Gtd. Notes	B3	7.750%	09/15/18		6,000	6,510,000
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	1.150%	02/01/16		4,850	4,869,516
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	1.875%	02/01/18		10,650	10,542,701

						561,004,166

Healthcare Insurance — 2.1%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	1.500%	11/15/17		3,000	2,945,703
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	1.750%	05/15/17		10,655	10,629,076
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	06/15/16	(c)	20,370	22,928,309
Cigna Corp., Sr. Unsec’d. Notes	Baa2	2.750%	11/15/16		20,415	21,205,591
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa2	5.950%	03/15/17		19,180	21,743,676
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa2	6.300%	08/15/14		10,575	11,073,876
Humana, Inc., Sr. Unsec’d. Notes	Baa3	6.450%	06/01/16	(c)	3,500	3,933,213
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	1.400%	10/15/17		4,750	4,689,248
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	5.375%	03/15/16		23,015	25,396,293
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	02/15/18		15,075	17,570,500
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	1.875%	01/15/18		41,195	40,834,091
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	2.300%	07/15/18		12,975	12,980,981

						195,930,557

Insurance — 2.5%
Allied World Assurance Co. Ltd., Gtd. Notes	Baa1	7.500%	08/01/16		5,090	5,913,216
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	3.800%	03/22/17		28,700	30,522,766
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	09/15/16	(c)	14,225	15,581,951
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%	10/01/15		5,000	5,380,860
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.450%	05/18/17	(c)	18,736	20,943,401
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.600%	10/18/16	(c)	2,500	2,793,035
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18		15,000	17,056,155
Aon Corp., Gtd. Notes	Baa2	3.125%	05/27/16		4,665	4,881,801
Aon Corp., Gtd. Notes	Baa2	3.500%	09/30/15		7,315	7,668,110
Axis Capital Holdings Ltd., Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14		5,180	5,464,827
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	Baa1	6.150%	10/15/15		4,639	5,021,179
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	4.000%	03/30/15		16,425	17,111,696
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	4.000%	10/15/17		7,500	8,036,378
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	5.750%	03/15/14	(c)	4,955	5,046,276
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.700%	08/15/16		3,135	3,550,572
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.300%	06/15/15		7,135	7,521,546

Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.750%	02/15/14		3,255	3,305,869
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, MTN	Baa2	2.550%	10/15/18		5,875	5,905,203
MetLife, Inc., Sr. Unsec’d. Notes	A3	1.756%	12/15/17		12,125	12,035,396
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.000%	06/15/15		5,000	5,353,415
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.500%	06/15/14		1,500	1,553,474
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	Aa3	1.500%	01/10/18		18,310	17,981,537
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	2.500%	09/29/15	(c)	6,645	6,864,165
Principal Financial Group, Inc., Gtd. Notes	A3	1.850%	11/15/17	(c)	5,995	5,943,251
Willis Group Holdings PLC, Gtd. Notes	Baa3	4.125%	03/15/16		4,065	4,269,116
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14		6,300	6,564,480

						232,269,675

Lodging — 1.5%
Carnival Corp., Gtd. Notes	Baa1	1.875%	12/15/17		25,560	25,036,991
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	03/01/19		15,350	15,541,261
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	5.810%	11/10/15		22,840	24,982,232

Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/17	(c)	9,400	10,576,532
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	05/15/18		3,000	3,539,703
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa2	7.150%	12/01/19		10,218	12,464,734
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa2	7.375%	11/15/15		16,528	18,552,581
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.500%	03/01/18		4,190	4,148,498
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.950%	03/01/17		29,568	30,343,273

						145,185,805

Media & Entertainment — 2.3%
Belo Corp., Gtd. Notes	Ba1	8.000%	11/15/16		4,400	4,603,500
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18		10,000	11,488,100
CBS Corp., Gtd. Notes (original cost $4,018,578; purchased 06/11/12)	Baa2	1.950%	07/01/17	(d)(e)	4,065	4,086,996
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B1	9.125%	08/01/18		13,700	15,018,625
Lamar Media Corp., Gtd. Notes	Ba2	9.750%	04/01/14		8,000	8,320,000
News America, Inc., Gtd. Notes	Baa1	5.650%	08/15/20		7,180	8,125,348
News America, Inc., Gtd. Notes	Baa1	8.000%	10/17/16		30,452	36,246,285
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands), Gtd. Notes	B2	7.750%	10/15/18	(c)	8,000	8,700,000
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands), Gtd. Notes	B2	11.625%	02/01/14	(c)	3,000	3,105,000
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17		8,282	8,713,492
Time Warner, Inc., Gtd. Notes	Baa2	3.150%	07/15/15		13,200	13,739,774
Time Warner, Inc., Gtd. Notes	Baa2	5.875%	11/15/16		31,037	35,152,041
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	1.250%	02/27/15	(c)	9,250	9,275,031
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	2.500%	12/15/16		9,025	9,247,737
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	2.500%	09/01/18		6,290	6,278,439
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.250%	09/15/15		4,195	4,441,297
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.375%	09/15/14		16,850	17,393,665
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	04/30/16		9,660	10,787,592

						214,722,922

Metals — 1.8%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa2	9.375%	04/08/14		5,080	5,292,293
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	4.250%	03/01/16	(c)	6,330	6,496,163
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	9.500%	02/15/15		2,395	2,625,519
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	1.625%	02/24/17	(c)	14,645	14,734,481
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	1.875%	11/21/16	(c)	7,250	7,403,649
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	2.050%	09/30/18		12,950	12,968,583
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	7.000%	11/01/15	(c)	11,000	11,330,000
Freeport-McMoran Copper & Gold, Inc., Gtd. Notes, 144A	Baa3	2.375%	03/15/18		595	575,035
Freeport-McMoran Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	2.150%	03/01/17	(c)	11,150	11,080,970
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	A3	1.375%	06/17/16		7,690	7,692,230
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	A3	2.250%	09/20/16		2,108	2,158,982
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	A3	2.500%	05/20/16		4,235	4,359,992
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	A3	8.950%	05/01/14	(c)	26,975	28,274,898
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	2.500%	02/01/18	(c)	14,075	13,926,635
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.050%	10/23/15		7,825	7,846,292
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.700%	10/25/17	(c)	7,880	7,837,022
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14		23,375	23,725,181

						168,327,925

Non-Captive Finance — 3.4%
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	Ba3	4.750%	02/15/15	(c)	10,000	10,350,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	1.000%	01/08/16	(c)	49,875	49,859,439
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	1.500%	07/12/16	(c)	49,675	50,007,177
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	1.600%	11/20/17	(c)	9,500	9,439,780
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	1.625%	04/02/18	(c)	30,000	29,531,670
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	2.250%	11/09/15	(c)	10,500	10,779,857
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	2.300%	04/27/17	(c)	25,350	26,007,452
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.875%	03/04/15	(c)	16,700	17,672,040
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	5.625%	05/01/18	(c)	37,626	43,173,427
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	6.000%	08/07/19	(c)	10,000	11,637,810
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.500%	09/01/14		1,910	1,981,625
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	3.875%	04/15/18		1,000	966,250
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16		3,750	3,976,054
NYSE Euronext, Sr. Unsec’d. Notes	A3	2.000%	10/05/17		19,880	19,903,140
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	(c)	3,490	3,716,850
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.875%	09/10/15		6,950	7,089,000
SLM Corp., Sr. Unsec’d. Notes	Ba1	5.000%	10/01/13		4,150	4,150,000
SLM Corp., Sr. Unsec’d. Notes	Ba1	5.000%	04/15/15		12,310	12,802,400
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14		3,000	3,097,500
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	6.000%	01/25/17		9,565	10,138,900

						326,280,371

Packaging
Bemis Co, Inc, Sr. Unsec’d. Notes	Baa2	5.650%	08/01/14		3,775	3,927,808

Paper — 0.8%
Domtar Corp., Gtd. Notes	Baa3	7.125%	08/15/15		8,085	8,883,418
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $3,485,580; purchased 06/05/12)	Baa2	7.700%	06/15/15	(d)(e)	3,000	3,325,761
International Paper Co., Sr. Unsec’d. Notes	Baa3	5.250%	04/01/16		4,500	4,896,167
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18		31,901	39,596,351
International Paper Co., Sr. Unsec’d. Notes	Baa3	9.375%	05/15/19		8,295	10,938,882
Rock-Tenn Co., Gtd. Notes	Ba1	4.450%	03/01/19	(c)	5,325	5,656,007

						73,296,586

Pipelines & Other — 1.5%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	4.950%	10/15/14		950	989,643
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	9.700%	12/01/13		2,620	2,656,363
DCP Midstream Operating LP, Gtd. Notes	Baa3	2.500%	12/01/17		8,990	8,905,665
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	8.500%	04/15/14		2,005	2,082,182
Enterprise Products Operating LLC, Gtd. Notes	Baa1	1.250%	08/13/15		5,575	5,604,258

Enterprise Products Operating LLC, Gtd. Notes	Baa1	3.200%	02/01/16		2,190	2,298,293
Enterprise Products Operating LLC, Gtd. Notes	Baa1	3.700%	06/01/15		2,400	2,509,526
Enterprise Products Operating LLC, Gtd. Notes	Baa1	6.650%	04/15/18		3,400	4,022,027
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	2.650%	02/01/19	(c)	8,300	8,242,855
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.500%	03/01/16		10,061	10,591,074
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.625%	02/15/15		3,600	3,828,722
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.000%	02/01/17	(c)	4,900	5,553,283
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	5.650%	10/15/16		3,990	4,488,842
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	6.450%	06/01/14		5,000	5,190,105
ONEOK Partners LP, Gtd. Notes	Baa2	2.000%	10/01/17		13,030	12,935,989
ONEOK Partners LP, Gtd. Notes	Baa2	3.200%	09/15/18		9,185	9,358,036
Sempra Energy, Sr. Unsec’d. Notes	Baa1	2.000%	03/15/14		8,710	8,765,021
Sempra Energy, Sr. Unsec’d. Notes	Baa1	2.300%	04/01/17	(c)	12,390	12,628,631
Spectra Energy Partners LP, Sr. Unsec’d. Notes	Baa3	2.950%	09/25/18		14,115	14,347,545

Western Gas Partners LP, Sr. Unsec’d. Notes	Baa3	2.600%	08/15/18		5,985	5,983,659
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	3.800%	02/15/15		8,300	8,615,217
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	Baa2	7.250%	02/01/17		1,000	1,164,316

						140,761,252

Railroads — 0.7%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.875%	01/15/15		5,000	5,254,635
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.875%	02/15/16		2,000	2,257,798
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	7.000%	02/01/14		5,000	5,101,615
CSX Corp., Sr. Unsec’d. Notes	Baa2	5.300%	02/15/14		4,000	4,065,804
CSX Corp., Sr. Unsec’d. Notes	Baa2	6.250%	04/01/15		2,000	2,160,832
CSX Corp., Sr. Unsec’d. Notes	Baa2	6.250%	03/15/18		11,608	13,595,951
CSX Corp., Sr. Unsec’d. Notes	Baa2	7.375%	02/01/19		15,175	18,639,149
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.257%	09/17/14		3,000	3,129,234
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.700%	05/15/17		6,810	8,213,309
Union Pacific Corp., Sr. Unsec’d. Notes	Baa1	5.125%	02/15/14		3,000	3,050,805

						65,469,132

Real Estate Investment Trusts — 1.3%
Duke Realty LP, Gtd. Notes	Baa2	7.375%	02/15/15		4,535	4,894,957
HCP, Inc., Sr. Unsec’d. Notes	Baa1	2.700%	02/01/14		3,565	3,587,281
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14		3,300	3,384,823
Kilroy Realty LP, Gtd. Notes	Baa3	5.000%	11/03/15		2,675	2,870,034
Liberty Property LP, Sr. Unsec’d. Notes	Baa1	5.650%	08/15/14		7,955	8,263,781
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	2.500%	12/15/17		4,270	4,221,220
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	2.000%	01/31/18		7,800	7,625,381
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/15		6,500	7,055,984
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.950%	09/15/16		1,700	1,902,632
Simon Property Group LP, Sr. Unsec’d. Notes	A2	2.800%	01/30/17	(c)	1,685	1,745,972
Simon Property Group LP, Sr. Unsec’d. Notes	A2	4.200%	02/01/15		2,280	2,364,668
Simon Property Group LP, Sr. Unsec’d. Notes	A2	5.100%	06/15/15		6,395	6,862,308
Simon Property Group LP, Sr. Unsec’d. Notes	A2	5.250%	12/01/16		5,800	6,471,768
Simon Property Group LP, Sr. Unsec’d. Notes	A2	5.750%	12/01/15		12,088	13,225,964
Simon Property Group LP, Sr. Unsec’d. Notes	A2	5.875%	03/01/17	(c)	8,025	9,057,400
Simon Property Group LP, Sr. Unsec’d. Notes	A2	6.100%	05/01/16	(c)	9,640	10,758,124
Simon Property Group LP, Sr. Unsec’d. Notes	A2	6.125%	05/30/18		2,774	3,253,525
Simon Property Group LP, Sr. Unsec’d. Notes	A2	6.750%	05/15/14		4,975	5,083,475
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	A2	1.500%	02/01/18	(c)	11,910	11,611,095
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa1	2.000%	02/15/18		8,035	7,873,079

						122,113,471

Retailers — 1.5%
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	5.500%	11/15/15		7,400	8,070,366
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	5.750%	01/15/15		13,024	13,834,093
Costco Wholesale Corp., Sr. Unsec’d. Notes	A1	1.125%	12/15/17	(c)	10,455	10,279,304
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	3.250%	05/18/15	(c)	17,500	18,206,773
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa1	4.875%	09/15/14		2,000	2,079,996
Dollar General Corp., Sr. Unsec’d. Notes	Baa3	1.875%	04/15/18	(c)	26,920	26,124,541
Home Depot, Inc. (The), Sr. Unsec’d. Notes	A3	5.400%	03/01/16	(c)	8,256	9,158,150
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	1.625%	04/15/17		10,535	10,575,739
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.750%	07/15/14		8,471	8,797,396
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.900%	12/01/16		8,844	9,984,045
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	06/01/14		13,433	13,974,860
Walgreen Co., Sr. Unsec’d. Notes	Baa1	1.800%	09/15/17		8,760	8,790,091

						139,875,354

Technology — 3.9%
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750%	11/15/14		3,550	3,703,328
Anixter, Inc., Gtd. Notes	Ba3	10.000%	03/15/14		9,425	9,731,313
Apple, Inc., Sr. Unsec’d. Notes	Aa1	1.000%	05/03/18	(c)	17,600	16,953,270
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.000%	03/01/18		5,425	5,471,981
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15		1,625	1,681,178
CA, Inc., Sr. Unsec’d. Notes	Baa2	2.875%	08/15/18	(c)	7,865	7,934,542
CA, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	12/01/14		7,000	7,389,942
Dell, Inc., Sr. Unsec’d. Notes	Baa1	2.100%	04/01/14		365	365,941
EMC Corp., Sr. Unsec’d. Notes	A1	1.875%	06/01/18		32,460	32,337,918
Equifax, Inc., Sr. Unsec’d. Notes	Baa1	4.450%	12/01/14		14,625	15,194,644
Fidelity National Information Services, Inc., Gtd. Notes	Baa3	2.000%	04/15/18		7,500	7,305,683
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15		1,670	1,731,670
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16		34,775	36,288,930
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	2.350%	03/15/15	(c)	15,000	15,252,705
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	2.600%	09/15/17	(c)	14,150	14,288,146
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	3.300%	12/09/16	(c)	8,126	8,454,201
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	4.750%	06/02/14		10,000	10,262,640
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	6.125%	03/01/14		2,800	2,860,754
Intel Corp., Sr. Unsec’d. Notes	A1	1.350%	12/15/17		35,325	34,868,636
International Business Machines Corp., Sr. Unsec’d. Notes	Aa3	1.250%	02/06/17	(c)	15,300	15,350,153
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/17		10,000	11,141,490
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	3.750%	06/01/18	(c)	4,825	4,704,375
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	Ba3	9.750%	08/01/18	(c)	1,795	2,016,683
Oracle Corp., Sr. Unsec’d. Notes	A1	1.200%	10/15/17		21,770	21,381,166
Oracle Corp., Sr. Unsec’d. Notes	A1	2.375%	01/15/19	(c)	32,440	32,592,695
SunGard Data Systems, Inc., Sr. Sec’d. Notes	B3	4.875%	01/15/14		2,000	2,015,000
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375%	06/15/18		4,425	4,917,281
Tyco Electronics Group SA (Switzerland), Gtd. Notes	Baa2	1.600%	02/03/15	(c)	4,710	4,745,151
Xerox Corp., Sr. Unsec’d. Notes	Baa2	1.083%(a)	05/16/14		6,460	6,468,863
Xerox Corp., Sr. Unsec’d. Notes	Baa2	2.950%	03/15/17	(c)	2,010	2,061,237
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15		16,135	16,823,561
Xerox Corp., Sr. Unsec’d. Notes	Baa2	8.250%	05/15/14		9,280	9,699,864

						365,994,941

Telecommunications — 6.9%
Alltel Corp., Sr. Unsec’d. Notes	BBB+(b)	6.500%	11/01/13		4,000	4,017,832
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	(c)	24,770	25,186,136
America Movil SAB de CV (Mexico), Gtd. Notes	A2	3.625%	03/30/15	(c)	7,200	7,427,678
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.500%	03/01/14	(c)	6,350	6,470,275
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.750%	01/15/15		2,600	2,752,747
AT&T, Inc., Sr. Unsec’d. Notes	A3	1.400%	12/01/17	(c)	9,590	9,361,432
AT&T, Inc., Sr. Unsec’d. Notes	A3	1.600%	02/15/17	(c)	27,100	27,162,195
AT&T, Inc., Sr. Unsec’d. Notes	A3	2.400%	08/15/16	(c)	16,925	17,474,267
AT&T, Inc., Sr. Unsec’d. Notes	A3	2.500%	08/15/15		29,840	30,735,916
AT&T, Inc., Sr. Unsec’d. Notes	A3	2.950%	05/15/16	(c)	15,420	16,123,615
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.625%	06/15/16		8,000	8,902,736
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	2.000%	06/22/15		18,705	19,047,245
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.950%	01/15/18		33,835	38,778,294
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes	Baa3	2.381%	12/15/17		15,090	14,876,386
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A3	5.550%	02/01/14		18,100	18,382,324
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A3	7.375%	11/15/13		9,350	9,425,417

CenturyLink, Inc., Sr. Unsec’d. Notes	Ba2	5.000%	02/15/15	(c)	9,190	9,557,600
CenturyLink, Inc., Sr. Unsec’d. Notes	Ba2	5.150%	06/15/17	(c)	10,450	10,946,375
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	Baa3	12.000%	12/01/15		10,000	10,462,500
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes, 144A	Baa1	2.250%	03/06/17		20,425	20,722,286
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes, 144A	Baa1	3.125%	04/11/16		8,800	9,153,989
Embarq Corp., Sr. Unsec’d. Notes (original cost $9,496,667; purchased 02/13/12)	Baa3	7.082%	06/01/16	(d)(e)	8,480	9,538,431
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	05/01/14		66	68,475
Nippon Telegraph & Telephone Corp. (Japan), General Ref. Mortgage	Aa2	1.400%	07/18/17		8,720	8,659,335
Orange SA (France), Sr. Unsec’d. Notes	A3	2.125%	09/16/15		4,360	4,427,039
Orange SA (France), Sr. Unsec’d. Notes	A3	2.750%	09/14/16	(c)	10,225	10,549,051
Orange SA (France), Sr. Unsec’d. Notes	A3	4.375%	07/08/14		5,720	5,872,667
Qwest Corp., Sr. Unsec’d. Notes	Baa3	6.500%	06/01/17		8,500	9,580,546
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.375%	05/01/16		8,679	10,042,211
Sprint Communications, Inc., Gtd. Notes, 144A	Ba2	9.000%	11/15/18	(c)	7,000	8,207,500
Telecom Italia Capital SA (Italy), Gtd. Notes	Baa3	5.250%	11/15/13	(c)	13,735	13,797,041
Telecom Italia Capital SA (Italy), Gtd. Notes	Baa3	6.175%	06/18/14		3,655	3,761,847
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	4.949%	01/15/15		4,740	4,939,829
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	1.100%	11/01/17		13,100	12,620,671
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	2.000%	11/01/16	(c)	49,575	50,236,975
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	2.500%	09/15/16	(c)	20,700	21,335,200
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	3.000%	04/01/16	(c)	19,250	20,068,106
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	3.650%	09/14/18	(c)	59,530	62,726,344
Verizon Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.350%	04/01/19		10,000	11,735,310
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	A3	1.250%	09/26/17		24,270	23,586,266
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	A3	1.625%	03/20/17		24,750	24,613,702
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	A3	4.150%	06/10/14		10,976	11,242,849
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	A3	5.000%	09/15/15		5,175	5,576,378

						650,153,018

Tobacco — 1.7%
Altria Group, Inc., Gtd. Notes	Baa1	4.125%	09/11/15	(c)	5,430	5,759,905
Altria Group, Inc., Gtd. Notes	Baa1	7.750%	02/06/14		15,150	15,518,721
Altria Group, Inc., Gtd. Notes	Baa1	8.500%	11/10/13		15,800	15,928,691
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19		8,183	10,806,494
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	(c)	7,500	9,915,195
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%	02/11/18		26,140	25,489,375
Lorillard Tobacco Co., Gtd. Notes	Baa2	2.300%	08/21/17	(c)	11,600	11,497,676
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16	(c)	16,264	17,036,898
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	1.125%	08/21/17	(c)	23,615	23,185,774
Reynolds American, Inc., Gtd. Notes	Baa2	1.050%	10/30/15	(c)	6,800	6,803,522
Reynolds American, Inc., Gtd. Notes	Baa2	6.750%	06/15/17		10,400	12,016,212
Reynolds American, Inc., Sr. Sec’d. Notes	Baa2	7.300%	07/15/15		2,450	2,730,231
Reynolds American, Inc., Sr. Sec’d. Notes	Baa2	7.625%	06/01/16		3,000	3,515,040

						160,203,734

TOTAL CORPORATE BONDS (cost $8,535,751,816)						8,639,544,769

FOREIGN AGENCIES — 1.1%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	Aa3	1.750%	05/09/18		8,450	8,169,130
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	Aa3	5.500%	01/26/14		6,725	6,829,776
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	4.125%	09/09/15		11,000	11,603,317
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.875%	01/14/15		5,000	5,296,410
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa1	8.125%	07/31/14		4,200	4,440,660
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.875%	05/04/17		9,500	10,093,104
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	4.375%	08/10/15		5,800	6,135,837
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14		2,000	2,071,360
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375%	07/30/14		5,000	5,167,625
Petrobras Global Finance BV (Brazil), Gtd. Notes	A3	2.000%	05/20/16		15,595	15,494,272
Petrobras Global Finance BV (Brazil), Gtd. Notes	A3	3.000%	01/15/19	(c)	12,000	11,285,040
Petrobras International Finance Co. (Brazil), Gtd. Notes	A3	3.500%	02/06/17	(c)	11,405	11,581,219
Petrobras International Finance Co. (Brazil), Gtd. Notes	A3	3.875%	01/27/16		4,100	4,230,335

TOTAL FOREIGN AGENCIES (cost $101,252,188)						102,398,085

MUNICIPAL BONDS — 0.5%
Catholic Health Initiatives, Sec’d. Notes	Aa3	1.600%	11/01/17		2,100	2,054,726
State of California, GO Var. Purp.	A1	4.850%	10/01/14		3,200	3,326,560
State of California, GO Var. Purp. 3	A1	5.250%	04/01/14		7,750	7,936,233
State of Illinois, GO	A3	4.421%	01/01/15		32,070	33,009,010

TOTAL MUNICIPAL BONDS (cost $46,908,376)						46,326,529

					Shares
PREFERRED STOCK
Banking
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred)(a) (cost $3,342,000)					132,000	3,626,040

					Principal Amount (000)#
U.S. TREASURY OBLIGATION
U.S. Treasury Bonds, 3.625%, 08/15/43 (cost $164,906)					160	158,150

TOTAL LONG-TERM INVESTMENTS (cost $9,232,313,125)						9,325,429,731

SHORT-TERM INVESTMENT — 10.3%

					Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $968,587,377; includes $900,842,315 of cash collateral for securities on loan)(h)(i)					968,587,377	968,587,377

TOTAL INVESTMENTS — 109.1% (cost $10,200,900,502)(j)	10,294,017,108
LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (9.1)%	(859,553,167)

NET ASSETS — 100.0%	$9,434,463,941

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDX	Credit Derivative Index
GO	General Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of September 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2013.
(b)	Standard & Poor’s Rating.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $877,168,820; cash collateral of $900,842,315 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Indicates a restricted security; the aggregate cost of the restricted securities is $72,535,556. The aggregate value, $73,096,228, is approximately 0.8% of net assets.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Security is post-maturity.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$10,429,558,991

Appreciation	11,988,931
Depreciation	(147,530,814)

Net Unrealized Depreciation	$(135,541,883)

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at September 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)(1)
	Long Position:
9,937	2 Year U.S. Treasury Notes	Dec. 2013	$2,183,882,699	$2,188,779,516	$4,896,817
	Short Position:
8,347	5 Year U.S. Treasury Notes	Dec. 2013	$999,075,210	$1,010,378,266	$(11,303,056)

					$(6,406,239)

(1)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2013.

Credit default swap agreements outstanding at September 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Boston Scientific Corp.	06/20/14	1.000%	3,120	$(22,075)	$62,761	$(84,836)	Morgan Stanley Capital Services, Inc.
CMS Energy Corp.	09/20/15	1.000%	14,500	(228,220)	592,516	(820,736)	Deutsche Bank
Duke Energy Corp.	03/20/14	0.700%	1,000	(3,478)	—	(3,478)	Goldman Sachs International
Enel Finance International NV	09/20/14	1.000%	5,000	(26,426)	31,956	(58,382)	Goldman Sachs International
SLM Corp.	06/20/14	5.000%	3,000	(103,575)	601,667	(705,242)	JPMorgan Chase Bank

				$(383,774)	$1,288,900	$(1,672,674)

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Value at September 30, 2013	Value at Trade Date	Unrealized Appreciation(5)
Exchange-traded credit default swaps - Buy Protection(1):
CDX.N.A.IG.21.V1	06/20/18	$25,000	1.000%	$310,567	$194,117	$116,450

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2):
Astrazeneca PLC	03/20/14	1.600%	2,000	0.056%	$15,676	$—	$15,676	Morgan Stanley Capital Services, Inc.
Berkshire Hathaway, Inc.	03/20/15	1.000%	10,000	0.239%	118,860	(188,736)	307,596	Deutsche Bank
Berkshire Hathaway, Inc.	03/20/15	1.000%	10,000	0.239%	118,860	(177,792)	296,652	Goldman Sachs International
Berkshire Hathaway, Inc.	03/20/17	1.000%	15,000	0.239%	256,066	(359,547)	615,613	Goldman Sachs International
Wal-Mart Stores, Inc.	12/20/14	1.000%	10,000	0.053%	118,693	270,152	(151,459)	JPMorgan Chase Bank

					$628,155	$(455,923)	$1,084,078

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loan	$—	$1,945,653	$—
Commercial Mortgage-Backed Securities	—	531,430,505	—
Corporate Bonds	—	8,576,558,343	62,986,426
Foreign Agencies	—	102,398,085	—
Municipal Bonds	—	46,326,529	—
Preferred Stock	3,626,040	—	—
U.S. Treasury Obligation	—	158,150	—
Affiliated Money Market Mutual Fund	968,587,377	—	—
Other Financial Instruments*
Futures Contracts	(6,406,239)	—	—
Credit Default Swap Agreements	116,450	(585,118)	(3,478)

Total	$965,923,628	$9,258,232,147	$62,982,948

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board of Directors. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short-Term Corporate Bond Fund, Inc.,

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker President and Principal Executive Officer

Date November 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date November 21, 2013

*	Print the name and title of each signing officer under his or her signature.